Other Non-Current Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Miscellaneous non-current assets [abstract]
Deductible value-added tax	¥ 1,109		¥ 18,045
Prepayments for purchase of non-current assets	408		341
Others	237		420
Other non-current assets	¥ 1,754	$ 252	¥ 18,806